Significant Accounting Policies (Details)	12 Months Ended
	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)	Sep. 30, 2021 HKD ($)	Sep. 30, 2023 USD ($)	Oct. 01, 2022 HKD ($)
Significant Accounting Policies [Line Items]
Convenience translation	$ 7.8293	$ 1
Write-down of inventories	$ 118,000
Owner of voting interest	10.00%	10.00%
Useful life	5 years				5 years
Deferred offering expenses	$ 3,853,500		1,571,254		$ 492,190
Contract assets	3,494,443		4,653,025
Realized contract assets	$ 0.7
Percentage of contract assets	20.70%	20.70%
Doubtful accounts of contract assets	$ 307,040
Contract liabilities	22,748,443		27,225,278		$ 2,905,553
Contract liabilities	19,344,394					$ 20,609,753
Research and development expense			200,028	17,200
Amount of tax benefit	50.00%	50.00%
Underpayment of income tax
Recognized government grants	$ 602,379		$ 3,471,615	$ 1,023,300